NOTE 15 - RESTRICTED STOCK AND RESTRICTED STOCK UNITS ("RSUs") (Detail) (USD $)	0 Months Ended			12 Months Ended	1 Months Ended	3 Months Ended	0 Months Ended
	Sep. 08, 2014	Aug. 21, 2014	Jul. 23, 2014	Dec. 31, 2014	Oct. 31, 2014	Sep. 30, 2014	Apr. 01, 2015
NOTE 15 - RESTRICTED STOCK AND RESTRICTED STOCK UNITS ("RSUs") (Details) [Line Items]
Employment Agreement, Term			2 years
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award			Under the Equity Incentive Plan adopted by the Company, in the amount of the greater (by value) of 50,000 shares of common stock or $500,000 of common stock based on the volume weighted average price for the 30 day period prior to the date of the grant.
Stock Issued During Period, Value, Restricted Stock Award, Gross				$ 970,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period			1 year
Number of Board Members	2	2
Restricted Stock [Member]
NOTE 15 - RESTRICTED STOCK AND RESTRICTED STOCK UNITS ("RSUs") (Details) [Line Items]
Stock Issued During Period, Value, Restricted Stock Award, Gross		3,607,500
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period		346,875		346,875
Restricted Stock Units (RSUs) [Member]
NOTE 15 - RESTRICTED STOCK AND RESTRICTED STOCK UNITS ("RSUs") (Details) [Line Items]
Stock Issued During Period, Value, Restricted Stock Award, Gross		1,267,500
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted (in Shares)					50,000	70,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period		121,875		422,980
Number of shares underlying restricted stock		121,875
Restricted Stock Units (RSUs) [Member] | Board Of Directors [Member]
NOTE 15 - RESTRICTED STOCK AND RESTRICTED STOCK UNITS ("RSUs") (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period					19,452
Restricted Stock Units (RSUs) [Member] | Board Of Directors [Member] | Scenario Forecast [Member]
NOTE 15 - RESTRICTED STOCK AND RESTRICTED STOCK UNITS ("RSUs") (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period							100,000
Restricted Stock Units (RSUs) [Member] | Additional Award [Member]
NOTE 15 - RESTRICTED STOCK AND RESTRICTED STOCK UNITS ("RSUs") (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted (in Shares)						20,000